Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-41141
Entity Registrant Name	GLUCOTRACK, INC.
Entity Central Index Key	0001506983
Entity Tax Identification Number	98-0668934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Rte. 17 North
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(201)
Local Phone Number	842-7715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GCTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false